GOODWILL	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]

7) GOODWILL

Goodwill was mainly generated on December 1, 2012 from the acquisition of the Customer Relationship Management (“CRM”) business from Telefónica, S.A and on December 30, 2014 from the acquisition of CBCC. On September 2, 2016, additional goodwill was generated from the acquisition of RBrasil.

The main change in goodwill in the year ended December 31, 2017 is related to the acquisition of Interfile in the amount of 8,400 thousand U.S. dollars on June 9, 2017, as described in Note 5.

The breakdown and changes in goodwill in 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	12/31/2016	Acquisitions	Hyperinflation	Translationdifferences	12/31/2017	Acquisitions	Hyperinflation	Translationdifferences	12/31/2018
Peru	29,268.0	-	-	1,001	30,269	-	-	(1,200)	29,069
Chile	17,314.0	-	-	1,466	18,780	-	-	(2,172)	16,608
Colombia	6,249.0	-	-	35	6,284	-	-	(514)	5,770
Mexico	1,758.0	-	-	84	1,842	-	-	2	1,844
Brazil (*)	72,439	8,400	-	(1,049)	79,790	-	-	(11,672)	68,118
Argentina	18,988	-	-	(2,809)	16,179	-	25,577	(8,176)	33,580
Total	146,015	8,400	-	(1,272)	153,144	-	25,577	(23,732)	154,989

(*) As of December 31, 2018 the total amount of goodwill is composed by 12.796 thousand U.S. dollars from the acquisition of RBrasil, 7.097 thousand U.S. dollars from the acquisition of Interfile and 48.225 thousand allocated to Atento Brasil from the acquisition of CRM Business from Telefonica in 2012.